AMR Investment Services, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 4, 2003


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  American AAdvantage Select Funds
     1933 Act File No. 333-88343
     1940 Act File No. 811-9603

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American
AAdvantage Select Funds ("Registrant") hereby certifies (a) that the form of the Prospectus and Statement of Additional Information used with respect to the American AAdvantage Select Funds do not differ from those contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Registrant's Registration Statement and (b) that Amendment No. 5 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                          Sincerely,

                                          /s/ Barry Y. Greenberg
                                          ----------------------
                                          Barry Y. Greenberg
                                          Vice President and
                                          Assistant Secretary


cc:   Ronald Holinsky, Esq.
          Kirkpatrick & Lockhart LLP